                   Oakmark International Fund Class II Shares
                     Cumulative Return: $10,000 Investment
         Average Annual Total Return Since Inception (11/04/99): 8.36%
                       Total Return Last 12 months: 2.54%
                       Total Return Last 3 months: -8.86%

[GRAPH]

                                        -------------------------------------------------------------------------------------------
                                          31-       30-      31-                    29-     31-        30-        31-
                                         Oct-      Nov-     Dec-       31-Jan-     Feb-     Mar-       Apr-       May-      30-Jun-
                                          99        99       99          00         00      00          00         00         00
-----------------------------------------------------------------------------------------------------------------------------------
 Oakmark International Class II Shares  10,000     9,825    10,596     10,286      9,991   10,567     10,366     10,632     11,303
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 MSCI WORLD EX U.S.                     10,000     10,350   11,301     10,615     10,916   11,364     10,774     10,513     10,967
-----------------------------------------------------------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------------------
                                                    31-         30-       31-         30-      31-                   28-        31-
                                        31-Jul-    Aug-        Sep-      Oct-        Nov-     Dec-      31-Jan-     Feb-       Mar-
                                          00        00          00         00          00      00        01          01         01
------------------------------------------------------------------------------------------------------------------------------------
 Oakmark International Class II Shares  11,108     11,274     11,079     10,849     11,051   11,890     12,090     11,774     10,836
------------------------------------------------------------------------------------------------------------------------------------
 MSCI WORLD EX U.S.                     10,548     10,686     10,132     9,856      9,459    9,790      9,816      9,041      8,417
------------------------------------------------------------------------------------------------------------------------------------


                      Oakmark Select Fund Class II Shares
                     Cumulative Return: $10,000 Investment
         Average Annual Total Return Since Inception (12/31/99): 16.18%
                      Total Return Last 12 months: 27.48%
                       Total Return Last 3 months: 10.63%

[GRAPH]

                                ----------------------------------------------------------------------------------------------
                                 31-                    29-       31-        30-        31-                              31-
                                Dec-       31-Jan-     Feb-       Mar-       Apr-       May-      30-Jun-    31-Jul-    Aug-
                                 99          00         00        00          00         00         00         00        00
------------------------------------------------------------------------------------------------------------------------------
Oakmark Select Class II Shares  10,000     9,457.1   9,549.4    10,885     10,847     10,939     10,309     10,651     11,520
------------------------------------------------------------------------------------------------------------------------------
S&P 500 W/INC                   10,000     9,497.6   9,317.8    10,229     9,921.6     9,718    9,957.6     9,801.9    10,411
------------------------------------------------------------------------------------------------------------------------------


                                -------------------------------------------------------------------------
                                   30-       31-         30-        31-                  28-        31-
                                  Sep-      Oct-        Nov-       Dec-      31-Jan-     Feb-       Mar-
                                   00        00          00        00        01          01         01
---------------------------------------------------------------------------------------------------------
Oakmark Select Class II Shares  11,618     11,922     12,009     12,542     13,598     14,003     13,876
---------------------------------------------------------------------------------------------------------
S&P 500 W/INC                   9,861.1    9,819.4    9,045.3    9,089.5     9,412     8,553.8     8,012
---------------------------------------------------------------------------------------------------------

                  Oakmark Equity & Income Fund Class II Shares
                     Cumulative Return: $10,000 Investment
                Total Return Since Inception (07/13/00): 15.63%

[GRAPH]

                                         ------------------------------------------------------------------------------------------
                                          30-                31-      30-                 30-     31-    31-        28-     31-
                                          Jun-    31-Jul-   Aug-     Sep-    31-Oct-     Nov-    Dec-   Jan-        Feb-    Mar-
                                           00       00       00       00        00        00     00      01          01      01
-----------------------------------------------------------------------------------------------------------------------------------
Oakmark Equity & Income Class II Shares 10,000    10,045   10,451  10,632    10,593    10,629   11,117  11,438      11,717   11,563
-----------------------------------------------------------------------------------------------------------------------------------
LIPPER BALANCED FUND                    10,000    9,973    10,418  10,199    10,190     9,820   10,064  10,277      9,878     9,559
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